Income Tax (Expense)/Benefit - Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss [Abstract]
Net income/(loss) before taxes	RM (1,780,930)	$ (422,771)	RM (1,881,960)	RM (5,650,449)	$ (1,262,529)	RM 9,793,147	RM 5,191,239
Tax at the Malaysian statutory tax rate of 24%	(427,423)	(101,465)	(451,670)	(1,356,108)	(303,007)	2,350,355	1,245,898
Tax effects in respect of:
Different tax rate in other country	554,889	131,724	(17,072)	410,650	91,755	9,214	(1,685)
Deferred tax assets not recognized and, origination and reversal of temporary differences	(740,027)	(175,674)		428,883	95,829
Non-deductible expenses	410,137	97,361	56,742	86,008	19,217	299,729	145,456
Non-taxable income	(119,742)	(28,425)	(8,371)	(69,877)	(15,612)	(13,219)	(141,936)
Tax expenses/(benefits)	RM 148,668	$ 35,292	RM (170,138)	RM (500,444)	$ (111,818)	RM 2,646,079	RM 1,247,733